Significant Accounting Policies - Held to maturity security (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Nov. 30, 2016 CNY (¥)
Significant Accounting Policies
Held to maturity security	$ 1,000		¥ 6,884
Ownership (in percent)	6
Interest rate (in percent)	10
Amount to be received | $	$ 1,100
Other-than-temporary impairment loss | ¥		¥ 7,364